UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to March 31, 2012

Date of Report (Date of earliest event reported)	April 17, 2012

Commission File Number of securitizer:	333-134782-01

Central Index Key Number of securitizer:	0001376666

Tonya Roemer, (801) 238-6700

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [    ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [    ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Franklin Auto Trust 2006-1 has indicated by check mark that there is no activity to report for the quarterly period ended March 31, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FRANKLIN AUTO TRUST 2006-1
(Securitizer)

By:	Franklin Capital Corporation,
As Servicer of the Trust

Date: April 17, 2012	By:	/s/ Tonya Roemer
	Name:	Tonya Roemer
	Title:	Executive Vice President
(Senior officer in charge of securitization)